OTHER INCOME (EXPENSE) (Tables)	12 Months Ended
Dec. 31, 2020
OTHER INCOME (EXPENSE)
Schedule of other income expense

	2020	2019
Accretion expense	$(2,629)	$(3,404)
Gain (loss) on derivative instruments	(27,980)	2,353
Foreign exchange loss	(16,397)	(3,852)
Other expense	(2,188)	(3,211)
	$(49,194)	$(8,114)